Warrant Derivative Liability, Fair Value of Derivative Liabilities (Q2) (Details) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Warrant Liability [Abstract]
Assumption of warrants pursuant to May 6, 2019 acquisition of Better Choice Company	$ 2,110	$ 0
Change in fair value of derivative liability	193	193	$ 0
Balance as of June 30, 2019	$ 2,304	$ 2,304